INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Net operating loss carryforward	$ 44,440		$ 50,525
Tax credits	6,079		3,080
Share-based compensation costs	248		2,487
Company's capital losses carryforward	20,087	[1]	15,630	[1]
Bad debt reserve	868		831
Deferred revenues	2,278		1,907
Obsolete inventory Reserve	821		639
Intangible Assets - Patents	1,132		1,200
Other temporary differences	3,186		2,474
Total deferred tax assets before valuation allowance	79,139		78,773
Valuation allowance	(51,561)		(52,530)
Total deferred tax asset	27,578		26,243
Intangible assets acquired	(5,142)		(7,682)
Total deferred tax liability	(5,142)		(7,682)
Net deferred tax asset	$ 22,436	[2]	$ 18,561	[2]

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.
[2]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: